Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Litton Loan Servicing
September 25, 2006
September 14, 2006
August 01, 2006
Goldman, Sachs & Co.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 30-Nov-06 Libor Certificates 11/27/2006 12/25/2006
Record Date - Libor Certificates 22-Dec-06 Fixed Certificates 11/1/2006 11/30/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance (2)
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (3)
A-1 5.35000% $283,858,000.00 $258,310,392.85 $9,990,837.28 $1,113,246.04 $11,104,083.32 N/A N/A $248,319,555.57
A-2 5.40000% $60,831,000.00 $60,831,000.00 $0.00 $264,614.85 $264,614.85 N/A N/A $60,831,000.00
A-3 5.47000% $100,148,000.00 $100,148,000.00 $0.00 $441,291.03 $441,291.03 N/A N/A $100,148,000.00
A-4 5.56000% $40,049,000.00 $40,049,000.00 $0.00 $179,375.02 $179,375.02 N/A N/A $40,049,000.00
M-1 5.61000% $25,436,000.00 $25,436,000.00 $0.00 $114,949.52 $114,949.52 $0.00 $0.00 $25,436,000.00
M-2 5.63000% $30,909,000.00 $30,909,000.00 $0.00 $140,180.90 $140,180.90 $0.00 $0.00 $30,909,000.00
M-3 5.64000% $11,913,000.00 $11,913,000.00 $0.00 $54,124.73 $54,124.73 $0.00 $0.00 $11,913,000.00
M-4 5.67000% $11,269,000.00 $11,269,000.00 $0.00 $51,471.16 $51,471.16 $0.00 $0.00 $11,269,000.00
M-5 5.70000% $13,201,000.00 $13,201,000.00 $0.00 $60,614.59 $60,614.59 $0.00 $0.00 $13,201,000.00
M-6 5.77000% $7,727,000.00 $7,727,000.00 $0.00 $35,915.53 $35,915.53 $0.00 $0.00 $7,727,000.00
M-7 6.07000% $7,727,000.00 $7,727,000.00 $0.00 $37,782.88 $37,782.88 $0.00 $0.00 $7,727,000.00
M-8 6.27000% $6,440,000.00 $6,440,000.00 $0.00 $32,527.37 $32,527.37 $0.00 $0.00 $6,440,000.00
B-1 7.00000% $11,590,000.00 $11,590,000.00 $0.00 $67,608.33 $67,608.33 $0.00 $0.00 $11,590,000.00
B-2 7.00000% $11,269,000.00 $11,269,000.00 $0.00 $65,735.83 $65,735.83 $0.00 $0.00 $11,269,000.00
B-3 7.00000% $10,303,000.00 $10,303,000.00 $0.00 $60,100.83 $60,100.83 $0.00 $0.00 $10,303,000.00
CE N/A $11,269,905.58 $11,269,905.58 $0.00 $1,296,490.83 $1,296,490.83 N/A N/A $11,269,905.58
P N/A $0.00 $0.00 $0.00 $96,198.04 $96,198.04 N/A N/A $0.00
R 0.00000% $50.00 $50.00 $0.00 $0.00 $0.00 N/A N/A $50.00
R-X 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 N/A N/A $100.00
Totals: $643,939,905.58 $618,392,298.43 $9,990,837.28 $4,112,227.48 $14,103,064.76 $0.00 $0.00 $608,401,461.15
(1) Reflects application of Wac Cap
(2) The R and R-X balances are notional balances.
(3) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 36245AAA4 $909.99863611 $35.19660281 $3.92184134 $0.00000000 $874.80203331 LIBOR 5.32000%
A-2 36245AAB2 $1,000.00000000 $0.00000000 $4.35000000 $0.00000000 $1,000.00000000 SWAP LIBOR 5.32000%
A-3 36245AAC0 $1,000.00000000 $0.00000000 $4.40638884 $0.00000000 $1,000.00000000 SWAP LIBOR TAX 10.28533%
A-4 36245AAD8 $1,000.00000000 $0.00000000 $4.47888886 $0.00000000 $1,000.00000000
M-1 36245AAE6 $1,000.00000000 $0.00000000 $4.51916654 $0.00000000 $1,000.00000000
M-2 36245AAF3 $1,000.00000000 $0.00000000 $4.53527775 $0.00000000 $1,000.00000000
M-3 36245AAG1 $1,000.00000000 $0.00000000 $4.54333333 $0.00000000 $1,000.00000000
M-4 36245AAH9 $1,000.00000000 $0.00000000 $4.56750022 $0.00000000 $1,000.00000000
M-5 36245AAJ5 $1,000.00000000 $0.00000000 $4.59166654 $0.00000000 $1,000.00000000
M-6 36245AAK2 $1,000.00000000 $0.00000000 $4.64805617 $0.00000000 $1,000.00000000
M-7 36245AAL0 $1,000.00000000 $0.00000000 $4.88972175 $0.00000000 $1,000.00000000
M-8 36245AAV8 $1,000.00000000 $0.00000000 $5.05083385 $0.00000000 $1,000.00000000
B-1 36245AAM8 $1,000.00000000 $0.00000000 $5.83333305 $0.00000000 $1,000.00000000
B-2 36245AAN6 $1,000.00000000 $0.00000000 $5.83333304 $0.00000000 $1,000.00000000
B-3 36245AAP1 $1,000.00000000 $0.00000000 $5.83333301 $0.00000000 $1,000.00000000
CE 36245AAR7 $1,000.00000000 $0.00000000 $115.04007916 $0.00000000 $1,000.00000000
P 36245AAS5 N/A N/A N/A N/A N/A
R 36245AAT3 N/A N/A N/A N/A N/A
R-X 36245AAU0 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Dec-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.35000% $0.00 $1,113,246.04 $0.00 $0.00 $0.00 $0.00 $1,113,246.04 $0.00
A-2 5.40000% $0.00 $264,614.85 $0.00 $0.00 $0.00 $0.00 $264,614.85 $0.00
A-3 5.47000% $0.00 $441,291.03 $0.00 $0.00 $0.00 $0.00 $441,291.03 $0.00
A-4 5.56000% $0.00 $179,375.02 $0.00 $0.00 $0.00 $0.00 $179,375.02 $0.00
M-1 5.61000% $0.00 $114,949.52 $0.00 $0.00 $0.00 $0.00 $114,949.52 $0.00
M-2 5.63000% $0.00 $140,180.90 $0.00 $0.00 $0.00 $0.00 $140,180.90 $0.00
M-3 5.64000% $0.00 $54,124.73 $0.00 $0.00 $0.00 $0.00 $54,124.73 $0.00
M-4 5.67000% $0.00 $51,471.16 $0.00 $0.00 $0.00 $0.00 $51,471.16 $0.00
M-5 5.70000% $0.00 $60,614.59 $0.00 $0.00 $0.00 $0.00 $60,614.59 $0.00
M-6 5.77000% $0.00 $35,915.53 $0.00 $0.00 $0.00 $0.00 $35,915.53 $0.00
M-7 6.07000% $0.00 $37,782.88 $0.00 $0.00 $0.00 $0.00 $37,782.88 $0.00
M-8 6.27000% $0.00 $32,527.37 $0.00 $0.00 $0.00 $0.00 $32,527.37 $0.00
B-1 7.00000% $0.00 $67,608.33 $0.00 $0.00 $0.00 $0.00 $67,608.33 $0.00
B-2 7.00000% $0.00 $65,735.83 $0.00 $0.00 $0.00 $0.00 $65,735.83 $0.00
B-3 7.00000% $0.00 $60,100.83 $0.00 $0.00 $0.00 $0.00 $60,100.83 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
M-7 $0.00 $0.00 $0.00 $0.00 $0.00
M-8 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Dec-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 2,409,507.83
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 2,723,072.57
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 45,578.12 Servicer remittance 14,059,547.95
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 45,578.12
Deposit: Cap Payments 0.00 14,105,126.07
Deposit / Withdrawal : Net Swap Payments to swap provider 0.00 Distributions (B):
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Trustee fee 2,061.31
Withdrawal : to pay Unpaid Interest on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 0.00
Withdrawal : to pay principal on certificates 0.00 Total interest distributed 4,112,227.48
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 9,990,837.28
Withdrawal : to pay Swap provider Default Termination payment 0.00 14,105,126.07
Withdrawal : to CE, remaining amounts 45,578.12
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Dec-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 16,914,216.83 Senior Enhancement Percentage (final) 26.143%
B) Ending collateral balance 608,401,461.15 Senior Enhancement Percentage for purposes of Stepdown 26.143%
C) Current Delinquency Rate (A/B) 2.780%
D) Rolling Three Month Delinquency Rate 1.239% The later of:
E) Senior Enhancement Percentage for Trigger 25.721% 1) the earlier of a) September 2009 NO
F) Applicable % 32.250% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 8.295% 2) Date when Senior Enhancement % >= 49.40% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 643,939,905.58
J) Cumulative Loss % ( H / I) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA Ending Overcollateralization Amount 11,269,905.58
Specified Overcollateralization Amount 11,269,905.58
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
1,250,912.71
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Default Term Payments 0.00
A) Cumulatiave Loss % 0.00% 6) Remaining Amounts to CE 1,250,912.71
B) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA (B): 1,250,912.71
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
618,392,298.43
9,990,837.28
0.00
608,401,461.15
258,172.79
9,733,455.33
-790.84
0.00
0.00
9,990,837.28
4,230,176.25
257,663.62
0.00
0.00
0.00
0.00
0.00
3,972,512.63
96,198.04
0.00
14,059,547.95
2,792
2,756
0.9448109301
8.20872%
7.70472%
12.49295%
0.00
0.00
0.00
0.00
3,268,519.46
13
0
0.00
0.00
257,663.62
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
274 20,386,984.55 3.35%
100K to 199.99K
1,169 177,539,954.33 29.18%
200K to 299.99K
787 192,134,456.42 31.58%
300K to 399.99K
309 106,584,768.05 17.52%
400K to 499.99K
124 55,351,478.40 9.10%
500K to 599.99K
53 29,189,610.65 4.80%
600K to 699.99K
29 18,394,851.25 3.02%
700K to 799.99K
8 5,934,930.13 0.98%
800K to 899.99K
1 833,581.95 0.14%
900K to 999.99K
1 970,000.00 0.16%
1000K to 1099.99K
1 1,080,845.42 0.18%
Total
2,756
608,401,461.15
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.50% - 5.99%
6 1,664,690.11 0.27%
6.00% - 6.49%
47 12,248,546.24 2.01%
6.50% - 6.99%
220 57,049,804.01 9.38%
7.00% - 7.49%
323 86,115,350.94 14.15%
7.50% - 7.99%
569 138,556,736.87 22.77%
8.00% - 8.49%
388 86,357,706.22 14.19%
8.50% - 8.99%
489 102,460,183.22 16.84%
9.00% - 9.49%
258 48,949,926.95 8.05%
9.50% - 9.99%
227 42,534,632.78 6.99%
10.00% - 10.49%
101 16,746,191.79 2.75%
10.50% - 10.99%
65 9,858,764.61 1.62%
11.00% - 11.49%
33 3,315,595.99 0.54%
11.50% - 11.99%
17 1,786,142.79 0.29%
12.00% - 12.49%
3 347,638.82 0.06%
12.50% - 12.99%
3 137,139.82 0.02%
13.00% - 13.49%
5 199,944.96 0.03%
13.50% - 13.99%
1 34,100.00 0.01%
14.50% - 14.99%
1 38,365.03 0.01%
Total
2,756
608,401,461.15
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.21%
Count
Balance ($)
%
1.00% - 1.99%
1 134,864.99 0.03%
2.00% - 2.99%
3 644,953.83 0.13%
3.00% - 3.99%
15 3,966,635.65 0.82%
4.00% - 4.99%
137 37,135,253.37 7.68%
5.00% - 5.99%
523 126,086,376.58 26.08%
6.00% - 6.99%
1,067 246,398,717.96 50.96%
7.00% - 7.99%
282 56,276,918.94 11.64%
8.00% - 8.99%
66 11,988,336.83 2.48%
9.00% - 9.99%
6 854,911.95 0.18%
Total
2,100
483,486,970.10
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.11%
Count
Balance ($)
%
0.00% - 0.99%
15 2,839,942.99 0.59%
2.00% - 2.99%
1 77,076.12 0.02%
4.00% - 4.99%
1 89,623.84 0.02%
5.00% - 5.99%
9 1,636,433.01 0.34%
6.00% - 6.99%
178 49,103,719.23 10.16%
7.00% - 7.99%
638 172,346,102.05 35.65%
8.00% - 8.99%
698 153,572,669.07 31.76%
9.00% - 9.99%
415 80,462,655.45 16.64%
10.00% - 10.99%
124 20,486,727.81 4.24%
11.00% - 11.99%
20 2,692,694.73 0.56%
12.00% - 12.99%
1 179,325.80 0.04%
Total
2,100
483,486,970.10
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.19%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
11.00% - 11.99%
14 3,736,491.34 0.77%
12.00% - 12.99%
179 49,906,796.36 10.32%
13.00% - 13.99%
610 163,300,000.65 33.78%
14.00% - 14.99%
716 157,517,504.21 32.58%
15.00% - 15.99%
419 81,802,179.65 16.92%
16.00% - 16.99%
131 22,457,762.35 4.64%
17.00% - 17.99%
25 3,719,364.64 0.77%
18.00% - 18.99%
6 1,046,870.90 0.22%
Total
2,100
483,486,970.10
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.27%
Count
Balance ($)
%
6
2,100 483,486,970.10 100.00%
Total
2,100
483,486,970.10
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,100 483,486,970.10 100.00%
Total
2,100
483,486,970.10
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,100 483,486,970.10 100.00%
Total
2,100
483,486,970.10
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
75 16,767,135.61 2.76%
3 Units
26 6,859,869.77 1.13%
4 Units
11 3,406,758.01 0.56%
Condominium
189 36,603,688.72 6.02%
High Rise Condo
6 1,021,926.02 0.17%
Manufactured Housing
50 5,453,584.41 0.90%
Planned Unit Development
449 111,489,443.92 18.32%
Single Family
1,941 425,157,321.80 69.88%
Townhouse
9 1,641,732.89 0.27%
Total
2,756
608,401,461.15
100.00%
Property Type
Type

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
88 15,667,824.28 2.58%
2006
2,668 592,733,636.87 97.42%
Total
2,756
608,401,461.15
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
7 377,358.77 0.06%
15.00%-19.99%
9 816,935.15 0.13%
20.00%-24.99%
40 2,072,513.96 0.34%
25.00%-29.99%
14 1,563,474.17 0.26%
30.00%-34.99%
12 1,296,422.81 0.21%
35.00%-39.99%
16 3,100,404.25 0.51%
40.00%-44.99%
28 4,221,603.98 0.69%
45.00%-49.99%
29 5,064,355.07 0.83%
50.00%-54.99%
63 10,998,872.45 1.81%
55.00%-59.99%
61 11,836,913.58 1.95%
60.00%-64.99%
103 21,038,861.27 3.46%
65.00%-69.99%
107 23,462,165.15 3.86%
70.00%-74.99%
134 29,420,784.48 4.84%
75.00%-79.99%
249 59,785,782.07 9.83%
80.00%-84.99%
663 161,141,497.27 26.49%
85.00%-89.99%
319 75,644,561.70 12.43%
90.00%-94.99%
478 106,087,339.74 17.44%
95.00%-99.99%
271 60,898,946.82 10.01%
100.0%-105.0%
150 29,363,388.68 4.83%
5.00%- 9.99%
3 209,279.78 0.03%
Total
2,756
608,401,461.15
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 81
Count
Balance ($)
%
97 - 120
1 10,937.11 0.00%
145 - 168
2 187,404.82 0.03%
169 - 192
22 2,880,496.81 0.47%
193 - 216
1 38,432.98 0.01%
217 - 240
15 2,228,082.18 0.37%
265 - 288
5 265,561.23 0.04%
289 - 312
1 101,718.89 0.02%
337 - 360
1,634 327,282,572.30 53.79%
457 - 480
778 201,243,253.92 33.08%
481 +
297 74,163,000.91 12.19%
Total
2,756
608,401,461.15
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 414

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 10,937.11 0.00%
145 - 168
2 187,404.82 0.03%
169 - 192
47 4,012,859.85 0.66%
193 - 216
1 38,432.98 0.01%
217 - 240
15 2,228,082.18 0.37%
265 - 288
5 265,561.23 0.04%
289 - 312
1 101,718.89 0.02%
337 - 360
2,671 598,429,632.57 98.36%
457 - 480
13 3,126,831.52 0.51%
Total
2,756
608,401,461.15
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 352
Count
Balance ($)
%
97 - 120
1 10,937.11 0.00%
169 - 192
24 3,067,901.63 0.50%
217 - 240
16 2,266,515.16 0.37%
265 - 288
5 265,561.23 0.04%
289 - 312
1 101,718.89 0.02%
337 - 360
1,634 327,282,572.30 53.79%
457 - 480
778 201,243,253.92 33.08%
481 +
297 74,163,000.91 12.19%
Total
2,756
608,401,461.15
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 420
Count
Balance ($)
%
97 - 120
1 10,937.11 0.00%
169 - 192
49 4,200,264.67 0.69%
217 - 240
16 2,266,515.16 0.37%
265 - 288
5 265,561.23 0.04%
289 - 312
1 101,718.89 0.02%
337 - 360
2,671 598,429,632.57 98.36%
457 - 480
13 3,126,831.52 0.51%
Total
2,756
608,401,461.15
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
34 5,627,950.04 0.93%
ALASKA
2 573,861.21 0.09%
ARIZONA
218 43,529,934.86 7.15%
ARKANSAS
12 1,533,279.00 0.25%
CALIFORNIA
395 126,429,060.26 20.78%
COLORADO
64 13,016,035.43 2.14%
CONNECTICUT
63 13,409,798.05 2.20%
DELAWARE
20 3,860,216.50 0.63%
DISTRICT OF COLUMBIA
10 2,522,760.42 0.41%
FLORIDA
629 144,076,977.84 23.68%
GEORGIA
63 10,664,821.53 1.75%
HAWAII
7 2,980,789.89 0.49%
IDAHO
19 2,866,951.83 0.47%
ILLINOIS
72 15,748,731.37 2.59%
INDIANA
26 3,566,050.51 0.59%
IOWA
8 1,126,739.28 0.19%
KANSAS
20 3,481,252.26 0.57%
KENTUCKY
19 2,538,677.28 0.42%
LOUISIANA
29 4,413,152.62 0.73%
MAINE
15 2,536,930.01 0.42%
MARYLAND
53 12,493,833.51 2.05%
MASSACHUSETTS
25 5,704,817.14 0.94%
MICHIGAN
35 6,171,801.61 1.01%
MINNESOTA
48 10,049,494.44 1.65%
MISSISSIPPI
13 1,927,490.98 0.32%
MISSOURI
51 6,764,588.09 1.11%
MONTANA
1 156,786.12 0.03%
NEBRASKA
7 1,126,272.17 0.19%
NEVADA
67 16,398,429.73 2.70%
NEW HAMPSHIRE
33 6,100,905.39 1.00%
NEW JERSEY
30 7,343,111.67 1.21%
NEW MEXICO
2 427,416.34 0.07%
NEW YORK
64 20,472,895.18 3.37%
NORTH CAROLINA
33 5,207,943.31 0.86%
NORTH DAKOTA
2 220,839.82 0.04%
OHIO
24 3,458,972.80 0.57%
OKLAHOMA
23 2,785,232.47 0.46%
OREGON
36 7,290,236.59 1.20%
PENNSYLVANIA
83 14,445,897.92 2.37%
RHODE ISLAND
8 1,832,779.58 0.30%
SOUTH CAROLINA
16 2,380,706.95 0.39%
SOUTH DAKOTA
4 625,867.32 0.10%
TENNESSEE
57 7,746,787.24 1.27%
TEXAS
106 15,058,986.70 2.48%
UTAH
25 5,238,955.50 0.86%
VERMONT
1 219,854.39 0.04%
VIRGINIA
89 21,816,248.73 3.59%
WASHINGTON
64 15,500,235.62 2.55%
WEST VIRGINIA
3 445,573.96 0.07%
WISCONSIN
22 3,391,056.65 0.56%
WYOMING
6 1,093,473.04 0.18%
Total
2,756
608,401,461.15
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
FLORIDA
CALIFORNIA
ARIZONA
VIRGINIA
NEW YORK
NEVADA
ILLINOIS
WASHINGTON
TEXAS
PENNSYLVANIA
CONNECTICUT
COLORADO
MARYLAND
GEORGIA
MINNESOTA
TENNESSEE
NEW JERSEY
OREGON
MISSOURI
MICHIGAN
NEW HAMPSHIRE
MASSACHUSETTS
ALABAMA
UTAH
NORTH CAROLINA
LOUISIANA
DELAWARE
INDIANA
KANSAS
OHIO
WISCONSIN
HAWAII
IDAHO
OKLAHOMA
KENTUCKY
MAINE
DISTRICT OF
COLUMBIA
SOUTH CAROLINA
MISSISSIPPI
RHODE ISLAND
ARKANSAS
IOWA
NEBRASKA
WYOMING
SOUTH DAKOTA
ALASKA
WEST VIRGINIA
NEW MEXICO
NORTH DAKOTA
VERMONT
MONTANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,592
570,317,624.57
94.19%
570,554,044.53
93
21,169,619.75
3.50%
21,194,209.00
51
12,130,777.93
2.00%
12,147,224.66
9
1,849,137.29
0.31%
1,853,012.55
0
0.00
0.00%
0.00
2,745
605,467,159.54
605,748,490.74
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
1
129,366.96
18.84%
129,513.88
1
457,928.92
66.68%
458,783.25
1
99,437.22
14.48%
99,615.35
0
0.00
0.00%
0.00
3
686,733.10
687,912.48
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
7
1,834,440.06
81.62%
1,837,012.43
1
413,128.45
18.38%
413,877.93
8
2,247,568.51
2,250,890.36
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,592
570,317,624.57
93.74%
570,554,044.53
94
21,298,986.71
3.50%
21,323,722.88
52
12,588,706.85
2.07%
12,606,007.91
17
3,783,014.57
0.62%
3,789,640.33
1
413,128.45
0.07%
413,877.93
2,756
608,401,461.15
100.00%
608,687,293.58
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 93.7%
30 - 59 days 3.5%
60 - 89 days 2.1%
90 - 120 days 0.6%
120 + days 0.1%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
93 21,169,619.75 60.23% 51 12,130,777.93 34.51% 9 1,849,137.29 5.26% 0 0.00 0.00%
153
35,149,534.97
Bankruptcy
1 129,366.96 18.84% 1 457,928.92 66.68% 1 99,437.22 14.48% 0 0.00 0.00%
3
686,733.10
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 7 1,834,440.06 81.62% 1 413,128.45 18.38%
8
2,247,568.51
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
94
21,298,986.71
55.93%
52
12,588,706.85
33.06%
17
3,783,014.57
9.93%
1
413,128.45
1.08%
164
38,083,836.58
100.00%
55.93
33.06
9.93
1.08
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
92.30
1.80
5.90
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
September 2006
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 1,023,269.17 51 10,598,836.89 101 22,605,920.65 94 21,298,986.71
60 - 89 days
0 0.00 1 213,402.03 18 4,141,824.50 52 12,588,706.85
90 - 120 days
0 0.00 0 0.00 2 626,568.56 17 3,783,014.57
120 + days
0 0.00 0 0.00 0 0.00 1 413,128.45
Bankruptcy
0 0.00 2 228,974.81 3 687,035.03 3 686,733.10
Foreclosure
0 0.00 0 0.00 0 0.00 8 2,247,568.51
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
120 + days
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
17.34%
9,732,664.49
3 Month
19.07%
Life CPR
15.24%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006 11/1/2006 12/1/2006
Group 1
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
9/1/2006
10/1/2006 11/1/2006 12/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006 11/1/2006 12/1/2006
Group 1
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
9/1/2006
10/1/2006 11/1/2006 12/1/2006
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
3 686,733.10 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15774912 129,750.00 129,366.96 10.99% 10/01/2006 360
18559831 99,650.00 99,437.22 11.12% 08/01/2006 360
18570077 459,200.00 457,928.92 9.90% 09/01/2006 360
Total:
3
686,733.10
688,600.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
8 2,247,568.51 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15910714 187,000.00 186,428.82 11.40% 08/01/2006 360
15952138 158,650.00 157,812.50 8.20% 08/01/2006 360
15958788 414,000.00 413,128.45 7.90% 07/01/2006 360
17142746 540,000.00 539,542.46 8.38% 08/01/2006 360
18555169 172,318.00 172,318.00 8.60% 08/01/2006 360
18559096 156,000.00 155,395.85 8.28% 08/01/2006 360
18569657 395,700.00 395,393.67 10.13% 08/01/2006 360
18579334 228,000.00 227,548.76 10.60% 08/01/2006 360
Total:
8
2,247,568.51
2,251,668.00

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
40 10,494,970.00 10,472,914.11 0.00 618,392,298.43
1.69%
98.31%
1
Prepayment 1.69%
Liquidation 0.00%
Beginning Balance 98.31%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15512965 147,550.00 146,746.38 146,680.71 0.00 0.00 0.00 Voluntary PIF 11/28/2006 65.67 10.500% 6,158.32
15823339 297,000.00 295,197.58 294,965.89 0.00 0.00 0.00 Voluntary PIF 12/07/2006 231.69 7.500% 0.00
15824725 308,275.00 307,861.18 307,807.51 0.00 0.00 0.00 Voluntary PIF 12/08/2006 53.67 9.900% 0.00
15825763 369,000.00 367,180.70 366,939.77 0.00 0.00 0.00 Voluntary PIF 12/01/2006 240.93 8.400% 0.00
15830573 357,500.00 356,796.35 356,675.12 0.00 0.00 0.00 Voluntary PIF 12/04/2006 121.23 11.490% 0.00
15845548 441,000.00 441,000.00 441,000.00 0.00 0.00 0.00 Voluntary PIF 12/11/2006 0.00 7.200% 0.00
15846082 223,000.00 221,865.41 221,699.14 0.00 0.00 0.00 Voluntary PIF 11/22/2006 166.27 7.700% 6,824.71
15848120 312,550.00 311,985.45 311,902.94 0.00 0.00 0.00 Voluntary PIF 12/14/2006 82.51 8.450% 0.00
15910037 328,000.00 327,999.97 327,999.97 0.00 0.00 0.00 Voluntary PIF 11/20/2006 0.00 8.350% 10,955.19
15919723 182,000.00 181,626.63 181,571.86 0.00 0.00 0.00 Voluntary PIF 11/29/2006 54.77 7.990% 5,808.28
15924467 156,000.00 155,601.30 155,550.01 0.00 0.00 0.00 Voluntary PIF 11/17/2006 51.29 7.700% 0.00
15925266 79,000.00 78,827.71 78,802.12 0.00 0.00 0.00 Voluntary PIF 12/01/2006 25.59 11.750% 0.00
15925787 200,000.00 199,588.45 199,528.08 0.00 0.00 0.00 Voluntary PIF 12/14/2006 60.37 7.980% 0.00
15926686 280,000.00 279,375.92 279,284.46 0.00 0.00 0.00 Voluntary PIF 11/30/2006 91.46 7.700% 0.00
15954464 228,500.00 227,175.13 227,025.94 0.00 0.00 0.00 Voluntary PIF 11/20/2006 149.19 8.450% 7,679.86
15955867 186,500.00 186,500.00 186,500.00 0.00 0.00 0.00 Voluntary PIF 12/14/2006 0.00 8.525% 0.00
15957947 441,000.00 441,000.00 441,000.00 0.00 0.00 0.00 Voluntary PIF 12/07/2006 0.00 7.550% 0.00
15958200 213,750.00 213,750.00 213,750.00 0.00 0.00 0.00 Voluntary PIF 12/11/2006 0.00 8.850% 0.00
15959711 378,000.00 377,422.23 377,324.54 0.00 0.00 0.00 Voluntary PIF 11/21/2006 97.69 8.500% 0.00
15959836 484,500.00 483,590.41 483,435.37 0.00 0.00 0.00 Voluntary PIF 11/22/2006 155.04 7.750% 14,990.22
15960248 299,250.00 298,745.36 298,678.57 0.00 0.00 0.00 Voluntary PIF 11/27/2006 66.79 9.050% 4,444.35
15962046 235,000.00 234,713.40 234,654.84 0.00 0.00 0.00 Voluntary PIF 11/27/2006 58.56 8.600% 0.00
17004722 259,000.00 258,549.44 258,472.86 0.00 0.00 0.00 Voluntary PIF 11/17/2006 76.58 6.750% 6,980.36

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
17135955 215,250.00 215,063.28 215,015.86 0.00 0.00 0.00 Voluntary PIF 11/22/2006 47.42 7.625% 6,559.80
17163288 205,180.00 204,623.77 204,482.39 0.00 0.00 0.00 Voluntary PIF 11/27/2006 141.38 8.000% 2,047.64
17164294 134,250.00 133,997.90 133,912.69 0.00 0.00 0.00 Voluntary PIF 11/21/2006 85.21 8.375% 0.00
18540757 108,400.00 107,979.31 107,922.93 0.00 0.00 0.00 Voluntary PIF 12/07/2006 56.38 9.525% 0.00
18547950 136,800.00 136,539.22 136,485.65 0.00 0.00 0.00 Voluntary PIF 11/17/2006 53.57 10.775% 5,461.61
18550095 146,765.00 146,765.00 146,765.00 0.00 0.00 0.00 Voluntary PIF 12/01/2006 0.00 8.750% 0.00
18554097 226,000.00 225,703.52 225,642.98 0.00 0.00 0.00 Voluntary PIF 11/16/2006 60.54 8.350% 7,538.53
18554758 160,000.00 159,467.69 159,370.35 0.00 0.00 0.00 Voluntary PIF 12/12/2006 97.34 8.675% 0.00
18556399 228,000.00 227,777.00 227,731.39 0.00 0.00 0.00 Voluntary PIF 12/04/2006 45.61 9.350% 0.00
18556555 360,750.00 360,750.00 360,750.00 0.00 0.00 0.00 Voluntary PIF 12/15/2006 0.00 6.175% 0.00
18580241 340,800.00 340,290.94 340,187.11 0.00 0.00 0.00 Voluntary PIF 11/28/2006 103.83 7.900% 10,749.17
18696682 205,200.00 204,730.03 204,614.19 0.00 0.00 0.00 Voluntary PIF 12/14/2006 115.84 8.990% 0.00
18697193 650,000.00 649,491.97 649,320.26 0.00 0.00 0.00 Voluntary PIF 11/29/2006 171.71 8.350% 0.00
18704171 204,000.00 203,602.25 203,500.82 0.00 0.00 0.00 Voluntary PIF 11/28/2006 101.43 9.600% 0.00
18706184 351,000.00 350,496.96 350,369.30 0.00 0.00 0.00 Voluntary PIF 11/30/2006 127.66 7.250% 0.00
18709477 151,200.00 150,869.32 150,785.09 0.00 0.00 0.00 Voluntary PIF 12/08/2006 84.23 9.050% 0.00
18713404 265,000.00 264,847.38 264,808.40 0.00 0.00 0.00 Voluntary PIF 11/17/2006 38.98 10.350% 0.00
Total:
40
10,494,970.00
10,476,094.54
3,180.43
10,472,914.11
0.00
0.00
0.00
96,198.04

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
PI Constant
Interest Rate
Balance*
Servicer
Loan Number
Maturity Date
18558924
Litton
10.450% 1,947.27 06/01/2036 213,313.14
8.000% 1,636.52 07/01/2036 222,272.66
Original Amounts:
Modified Amounts:
* Original Amounts represent Beginning Scheduled Balance as of current Due Period.

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #